As filed with the Securities and Exchange Commission on January 10, 2013

File Nos. 333-173306 and 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 9	☒

(Check appropriate box or boxes)

DREXEL HAMILTON MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of Principal Executive Offices)

1-855-298-4236

(Registrant’s Telephone Number, including Area Code)

Andrew Bang, 2000 45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Name and Address of Agent for Service)

Copies of Communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

It is proposed that this filing become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)

☐	on October 1, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 10th day of January, 2013.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew Bang	President and Treasurer	January 10, 2013
Andrew Bang

/s/ Dr. James L. Grant	Trustee, Chairman	January 10, 2013
Dr. James L. Grant*

/s/ Dr. Aloke Ghosh	Trustee	January 10, 2013
Dr. Aloke Ghosh*

/s/ James A. Abate	Trustee	January 10, 2013
James A. Abate*

/s/ Joseph Marinaro
Joseph Marinaro	Trustee	January 10, 2013

*By: /s/ Andrew Bang

Attorney-in-Fact (pursuant to powers of attorneys filed as exhibits to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase